GOODWILL IN-PROCESS RESEARCH AND DEVELOPMENT	12 Months Ended
Mar. 31, 2020
Goodwill In Process Research And Development [Abstract]
GOODWILL IN-PROCESS RESEARCH AND DEVELOPMENT

10. GOODWILL IN-PROCESS RESEARCH AND DEVELOPMENT

The Company's goodwill arose from the acquisition of Salvarx and its portfolio of several projects and investments.

IPR&D consists of the following projects (in thousands):

	IMM 60	IMM 65
	iOx		Oncomer	Total
	Melanoma &	Ovarian/	Saugatuck
	Lung	Prostate	DNA
	Cancers	Cancers	Aptamers
Value assigned by Valuator as of July 23, 2018 - only SalvaRx portion (60.49% for iOx and 70% for Saugatuck)	$40,200	$24,200	$450	$64,850
Value accepted by the Company and SalvaRx	33,160	19,960	450	53,570

Gross up of the above value to 100%	54,819	32,997	643	88,459
Changes in value between July 23, 2018 and March 31, 2019	29,394		(465)	28,929
March 31, 2020 and March 31, 2019	$84,213	$32,997	$178	$117,388

Impairment Review

On an annual basis, the Company assesses its long-lived assets with indefinite lives and long-lived assets with definite lives which are not yet available for use for potential indicators of impairment. If any such indication exists, the Company estimates the recoverable amount of the asset or CGU and compares it to the carrying value.

For the year ended March 31, 2020, the Company determined that it has only one CGU, the consolidated Portage Biotech, Inc.

The Company performed its annual impairment test of goodwill and IPR&D and estimated the recoverable amount of the above-noted CGU based on its value in use, which was determined using a capitalized cash flow methodology and categorized within level 3 of the fair market value hierarchy.

The recoverable amount of the CGU has been determined based on its value in use. The recoverable amount considered assumptions based on probabilities of technical, regulatory and clinical acceptances and financial support. Further, Management uses risk-adjusted cash flow projections based on financial budgets. Management believes that any reasonably possible change in the key assumptions on which the recoverable amount is based would not cause the carrying amount to exceed its recoverable amount. The discount rate has been determined based on the Company’s best estimate of a risk adjusted discount rate.

The key assumptions used in the calculation of the recoverable amount include forecasts of the following:

a)  revenues;

b)  normalized operating expenses;

c)  income taxes; and

d)  capital expenditures.

Discounted cash flows are determined with reference to undiscounted risk adjusted cash flows, and the discount rate approximated 20.5% based on the individual characteristics of the Company’s CGU, the risk-free rate of return and other economic and operating factors.

The recoverable amount exceeded carrying amount of goodwill and therefore no impairment was considered necessary as at March 31, 2020 and 2019.